Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 16 — TAXES ON INCOME

Nexera and Top Rank are taxed according to Israeli tax laws. The corporate tax rate in Israel is 23% since 2022.

Smart Pro, KeepZone and Fort U.S. are taxed according to U.S. federal California state and Delaware state laws. The blended corporate tax rate has been 28% since 2022.

Fort is taxed according to United Kingdom tax law. The corporate tax rate was 19% until March 2024 and 25% thereafter.

Fort Technology is taxed according to Canadian federal tax law and the British Columbia Provincial tax. The relevant companies’ tax applicable to Fort commencing from 2025 (acquisition year) and thereafter is 27%

Capital gains are subject to capital gain tax according to the corporate tax rate for the year during which the assets are sold.

For financial reporting purposes loss before taxes includes the following components:

	Year ended December 31
	2025	2024	2023
Israel	(1,217)	(5,467)	(2,866)
Foreign	(3,566)	(2,027)	(1,700)

	(4,783)	(7,494)	(4,566)

Income tax expense (benefit) was as follows:

	Year ended December 31
	2025	2024	2023
Israel	-	8	7
Foreign	3	101	78
Total current income tax expense	3	109	85
Deferred:
Israel	-	-	-
Foreign	(747)	201	(53)
Total deferred tax expenses (income)	(747)	201	(53)
Prior year adjustments:
Israel	-	-	-
Foreign	8	-	-
Total prior year adjustments	8	-	-
Total tax expense (benefit)	(736)	310	32

A reconciliation of the Group’s statutory income tax rate to effective income tax rate for the year ended December 31, 2025 after the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2025
	%

Loss before taxes as reported in the consolidated statements of income	(4,783)
Statutory rate tax		23%
Theoretical Tax Income	(1,101)

Foreign Tax Effects:
United States
Statutory tax rate difference	(73)	1.53%
Changes in valuation allowances	(81)	1.69%
UK
Statutory tax rate difference	(13)	0.27%
Previous years taxes	(8)	0.15%
Other reconciling items	7	-0.15%
Canada
Statutory tax rate difference	(44)	0.92%
Changes in valuation allowances	297	-6.21%

Changes in valuation allowances	280	-5.85%

Effective tax expense (benefit)	(736)	13.66%

Deferred taxes are comprised of the following components:

	Year ended December 31,
	2025	2024
Deferred tax asset
Intangible assets	914	487
Investment accounted for using the equity method	354	511
Operating lease right of use asset	836	72
Operating loss carryforward	5,518	2,719
Total deferred tax assets	7,622	3,789
Valuation allowance	(6,239)	(3,717)
Total deferred tax assets after valuation allowance	1,383	72

Deferred tax liabilities

Intangible assets acquired on business combination (see note 3(a))	442	-
Property and equipment	29	33
Operating lease liability	780	72
Total deferred tax liability	1,251	105

Net deferred tax (liability) assets	134	(33)

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.

As of December 31, 2025, the Group had net operating loss carryforwards of approximately $15,436 at the Company (compared to $10,002 as of December 31, 2024), $2,852 at Fort-Technology (acquired in 2025), $3,681 at Smart and Pure Logistics* (compared to $1,494 as of December 31, 2024), and $38 at KeepZone (with no carryforwards as of December 31, 2024). Management does not expect to realize the related deferred tax assets for the Company, Fort-Technology, Smart, Pure Logistics, and KeepZone and, accordingly, a valuation allowance was recorded against these net operating loss carryforwards.

Fort had net operating loss carryforwards of approximately $634 as of December 31, 2025 (with no carryforwards as of December 31, 2024), and the Company recorded a deferred tax asset for the full amount based on its expectation of utilization.

*	Pure Logistics was acquired in 2025 and, from the acquisition date, is reported together with Smart Repair Pro as a disregarded entity.